Report of Independent Registered Public Accounting Firm
To the Board of Trustees of iShares Trust and Shareholders of iShares Core Dividend ETF, iShares Core Dividend Growth ETF, iShares Core High Dividend ETF, iShares Core U.S. REIT ETF, iShares Dow Jones U.S. ETF, iShares Environmentally Aware Real Estate ETF, iShares Global Clean Energy ETF, iShares Global REIT ETF, iShares International Developed Real Estate ETF, iShares International Select Dividend ETF, iShares Morningstar Growth ETF, iShares Morningstar Mid-Cap ETF, iShares Morningstar Mid-Cap Growth ETF, iShares Morningstar Mid-Cap Value ETF, iShares Morningstar Small-Cap ETF, iShares Morningstar Small-Cap Growth ETF, iShares Morningstar Small-Cap Value ETF, iShares Morningstar U.S. Equity ETF, iShares Morningstar Value ETF, iShares ESG MSCI KLD 400 ETF, iShares ESG Optimized MSCI USA ETF, iShares Select Dividend ETF, iShares Select U.S. REIT ETF, iShares U.S. Basic Materials ETF, iShares U.S. Consumer Discretionary ETF, iShares U.S. Consumer Staples ETF, iShares U.S. Energy ETF, iShares U.S. Financial Services ETF, iShares U.S. Financials ETF, iShares U.S. Healthcare ETF, iShares U.S. Industrials ETF, iShares U.S. Technology ETF, iShares U.S. Transportation ETF and iShares U.S. Utilities ETF
In planning and performing our audits of the financial statements of the funds listed in Appendix A (hereafter collectively referred to as the "Funds") as of and for the year ended April 30, 2025, in accordance with the standards of the Public Company Accounting Oversight Board (United States) (PCAOB), we considered the Funds' internal control over financial reporting, including controls over safeguarding securities, as a basis for designing our auditing procedures for the purpose of expressing our opinion on the financial statements and to comply with the requirements of Form N-CEN, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we do not express an opinion on the effectiveness of the Funds' internal control over financial reporting.
The management of the Funds is responsible for establishing and maintaining effective internal control over financial reporting. In fulfilling this responsibility, estimates and judgments by management are required to assess the expected benefits and related costs of controls. A company's internal control over financial reporting is a process designed to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles. A company's internal control over financial reporting includes those policies and procedures that (1) pertain to the maintenance of records that, in reasonable detail, accurately and fairly reflect the transactions and dispositions of the assets of the company; (2) provide reasonable assurance that transactions are recorded as necessary to permit preparation of financial statements in accordance with generally accepted accounting principles, and that receipts and expenditures of the company are being made only in accordance with authorizations of management and directors of the company; and (3) provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition, use or disposition of a company's assets that could have a material effect on the financial statements.
Because of its inherent limitations, internal control over financial reporting may not prevent or detect misstatements. Also, projections of any evaluation of effectiveness to future periods are subject to the risk that controls may become inadequate because of changes in conditions, or that the degree of compliance with the policies or procedures may deteriorate.
A deficiency in internal control over financial reporting exists when the design or operation of a control does not allow management or employees, in the normal course of performing their assigned functions, to prevent or detect misstatements on a timely basis. A material weakness is a deficiency, or a combination of deficiencies, in internal control over financial reporting, such that there is a reasonable possibility that a material misstatement of the company's annual or interim financial statements will not be prevented or detected on a timely basis.
Our consideration of the Funds' internal control over financial reporting was for the limited purpose described in the first paragraph and would not necessarily disclose all deficiencies in internal control over financial reporting that might be material weaknesses under standards established by the PCAOB. However, we noted no deficiencies in the Funds' internal control over financial reporting and its operation, including controls over safeguarding securities, that we consider to be material weaknesses as defined above as of April 30, 2025.
This report is intended solely for the information and use of the Board of Trustees of iShares Trust and the Securities and Exchange Commission and is not intended to be and should not be used by anyone other than these specified parties.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
June 24, 2025
Appendix A
iShares Trust
1. iShares Core Dividend ETF
2. iShares Core Dividend Growth ETF
3. iShares Core High Dividend ETF
4. iShares Core U.S. REIT ETF
5. iShares Dow Jones U.S. ETF
6. iShares Environmentally Aware Real Estate ETF
7. iShares Global Clean Energy ETF
8. iShares Global REIT ETF
9. iShares International Developed Real Estate ETF
10. iShares International Select Dividend ETF
11. iShares Morningstar Growth ETF
12. iShares Morningstar Mid-Cap ETF
13. iShares Morningstar Mid-Cap Growth ETF
14. iShares Morningstar Mid-Cap Value ETF
15. iShares Morningstar Small-Cap ETF
16. iShares Morningstar Small-Cap Growth ETF
17. iShares Morningstar Small-Cap Value ETF
18. iShares Morningstar U.S. Equity ETF
19. iShares Morningstar Value ETF
20. iShares ESG MSCI KLD 400 ETF
21. iShares MSCI USA ESG Select ETF*
22. iShares Select Dividend ETF
23. iShares Select U.S. REIT
24. iShares U.S. Basic Materials ETF
25. iShares U.S. Consumer Discretionary ETF
26. iShares U.S. Consumer Staples ETF
27. iShares U.S. Energy ETF
28. iShares U.S. Financial Services ETF
29. iShares U.S. Financials ETF
30. iShares U.S. Healthcare ETF
31. iShares U.S. Industrials ETF
32. iShares U.S. Technology ETF
33. iShares U.S. Transportation ETF
34. iShares U.S. Utilities ETF
*Effective June 2, 2025, fund name changed to iShares ESG Optimized
MSCI USA ETF